Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	The future minimum lease payments under the amended lease agreement as December 31, 2016 are as follows:

2017	$1,348,257
2018	1,388,705
2019	1,430,366
2020	855,136
Thereafter	—

Total	$5,022,464